Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Liabilities

	2023	2022

Payables due to policyholders	1,632	684

Payables due to brokers and agents	482	454

Social security and taxes payable	59	49

Income tax payable	1	10

Investment creditors	995	970

Cash collateral on derivative transactions	964	2,483

Cash collateral on securities lent	2,357	2,417

Cash collateral - other	68	64

Repurchase agreements	28	107

Lease liabilities	205	210

Other creditors	1,599	2,828

On December 31	8,390	10,278

Current	8,210	10,069

Non-current	180	208